UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2013 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 77.6%
Chemicals - 2.2%
E.I. Du Pont de Nemours	14,700	$860,832

Consumer Discretionary - 1.9%
Cablevision Systems, Class A	24,300	409,212
DreamWorks Animation SKG, Class A *	11,900	338,674
		747,886
Consumer Staples - 13.3%
Beam	9,700	627,105
Campbell Soup	13,300	541,443
Coca Cola Enterprises	10,800	434,268
Dole Food Company *	14,300	194,766
Energizer Holdings	4,500	410,175
Hillshire Brands	8,980	276,045
Sysco	16,000	509,280
Tootsie Roll Industries	23,296	717,983
Walgreen	14,100	758,580
Wal-Mart Stores	9,600	710,016
		5,179,661
Diversified Financial Services - 1.3%
CIT Group *	1,600	78,032
Legg Mason	13,200	441,408
		519,440
Energy - 11.5%
Clayton Williams Energy *	8,500	445,995
ConocoPhillips	15,400	1,070,454
Hess	18,300	1,415,322
Murphy Oil	10,100	609,232
Repsol YPF - ADR	5,300	130,963
Talisman Energy	54,400	625,600
WPX Energy *	10,600	204,156
		4,501,722
Healthcare - 8.9%
Abbott Laboratories	22,900	760,051
Hospira *	8,700	341,214
Johnson & Johnson	11,700	1,014,273
Pfizer	34,500	990,495
Sanofi - ADR	7,300	369,599
		3,475,632
Industrials - 1.6%
Curtiss-Wright	10,900	511,864
Fortune Brands Home & Security	3,000	124,890
		636,754
Information Technology - 6.4%
Automatic Data Processing	14,200	1,027,796
Comtech Telecommunications	1,400	34,048
Corning	53,000	773,270
Microsoft	5,300	176,543
Paychex	4,600	186,944
Xerox	29,000	298,410
		2,497,011
Insurance - 12.6%
American International Group	7,200	350,136
Arch Capital Group *	900	48,717
Aspen Insurance Holdings	11,000	399,190
Berkshire Hathaway, Class B *	5,300	601,603
CNA Financial	9,900	377,982
Donegal Group, Class A	7,900	110,521
First American Financial	11,500	280,025
Loews	25,100	1,173,174
Montpelier Re Holdings	13,600	354,280
Platinum Underwriters Holdings	10,000	597,300
State Auto Financial	30,000	628,200
		4,921,128
Metals & Mining - 3.5%
AuRico Gold	6,320	24,079
Barrick Gold	18,000	335,160
Gold Fields - ADR	96,800	442,376
Newmont Mining	15,100	424,310
Sibanye Gold - ADR *	24,300	126,603
		1,352,528
Paper & Forest Products - 3.4%
Deltic Timber	100	6,514
Domtar	16,601	1,318,451
Neenah Paper	600	23,586
		1,348,551
Real Estate - 3.8%
Forestar Group *	23,400	503,802
Post Properties	22,100	994,942
		1,498,744
Telecommunication Services - 2.2%
Telephone & Data Systems	29,300	865,815

Utilities - 5.0%
FirstEnergy	15,400	561,330
NRG Energy	21,701	593,088
Public Service Enterprise Group	14,000	461,020
TECO Energy	700	11,578
UNS Energy	6,658	310,396
		1,937,412
Total Common Stocks
(Cost $26,346,630)		30,343,116

CONVERTIBLE BONDS - 17.7%	Par
Consumer Staples - 2.3%
Archer Daniels
0.875%, 02/15/2014	$725,000	737,688
Chiquita Brands
4.250%, 08/15/2016	150,000	146,906
		884,594
Diversified Financial Services - 3.4%
Janus Capital Group
0.750%, 07/15/2018	425,000	443,859
PHH
4.000%, 09/01/2014	825,000	896,672
		1,340,531
Energy - 1.6%
InterOil
2.750%, 11/15/2015	75,000	72,984
USEC
3.000%, 10/01/2014	2,375,000	546,250
		619,234
Healthcare - 1.5%
Chemed
1.875%, 05/15/2014	275,000	287,547
Hologic
2.000%, 12/15/2037	275,000	309,375
		596,922
Industrials - 2.5%
Alliant Techsystems
3.000%, 08/15/2024	100,000	130,938
L-3 Communications
3.000%, 08/01/2035	275,000	299,406
Trinity Industries
3.875%, 06/01/2036	450,000	545,906
		976,250
Information Technology - 1.0%
Comtech Telecommunications
3.000%, 05/01/2029	400,000	407,000

Metals & Mining - 4.6%
Horsehead Holding
3.800%, 07/01/2017	100,000	108,063
Newmont Mining
1.250%, 07/15/2014	325,000	327,844
1.625%, 07/15/2017	350,000	385,875
Northgate Minerals
3.500%, 10/01/2016	225,000	214,453
RTI International
3.000%, 12/01/2015	325,000	369,688
1.625%, 10/15/2019	375,000	388,125
		1,794,048
Real Estate - 0.8%
Forestar Group
3.750%, 03/01/2020	275,000	318,484
Total Convertible Bonds
(Cost $8,307,344)		6,937,063

CORPORATE BOND - 0.6%
Utilities - 0.6%
Edison Mission Energy
7.000%, 05/15/2017 (a)
(Cost $266,968)	325,000	215,313

EXCHANGE TRADED FUND - 0.2%	Shares
SPDR Gold Trust *
(Cost $64,664)	500	64,085

SHORT-TERM INVESTMENT - 3.6%
Invesco Treasury Portfolio, 0.020% ^
(Cost $1,398,829)	1,398,829	1,398,829

Total Investments - 99.7%
(Cost $36,384,435)		38,958,406
Other Assets and Liabilities, Net - 0.3%		132,569
Total Net Assets - 100.0%		$39,090,975

*	Non-income producing security
(a)	Security in default
^	Variable Rate Security - the rate shown is the annualized seven-day effective yield as of September 30, 2013.
ADR - American Depository Receipt

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$30,343,116	$-	$-	$30,343,116
Convertible Bonds	-	6,937,063	-	6,937,063
Corporate Bond	-	215,313	-	215,313
Exchange Traded Fund	64,085	-	-	64,085
Short-Term Investment	1,398,829	-	-	1,398,829
Total Investments	$31,806,030	$7,152,376	$-	$38,958,406

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2013, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments September 30, 2013 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 90.8%
Banks - 13.8%
AJS Bancorp * (a)	8,958	$112,960
BSB Bancorp *	19,600	274,596
Cape Bancorp	3,700	33,892
Capital Bank Financial, Class A *	12,600	276,570
Central Pacific Financial	31,800	562,860
Chicopee Bancorp	26,200	461,382
City National	6,900	459,954
Clifton Savings Bancorp	27,200	337,008
CU Bancorp *	25,100	458,075
Fifth Third Bancorp	23,400	422,136
First Defiance Financial	29,000	678,310
Fox Chase Bancorp	21,102	367,175
Greenhill & Co.	5,300	264,364
HomeTrust Bancshares *	68,800	1,135,200
Metro Bancorp *	16,880	354,649
Ocean Shore Holding	25,072	367,054
OceanFirst Financial	96,400	1,630,124
OmniAmerican Bancorp *	12,200	298,412
Oritani Financial	60,050	988,423
PacWest Bancorp	18,100	621,916
Peoples Federal Bancshares	14,980	260,952
SI Financial Group	9,400	106,690
United Financial Bancorp	40,200	650,034
Washington Trust Bancorp	26,300	826,609
Westfield Financial	97,900	691,174
		12,640,519
Chemicals - 1.2%
H.B. Fuller	23,200	1,048,408

Consumer Discretionary - 3.9%
Denny's *	55,800	341,496
Gentex	18,100	463,179
Home Depot	6,800	515,780
Hyatt Hotels, Class A *	18,300	786,168
Jack in the Box *	12,700	508,000
Matthews International, Class A	14,300	544,544
Murphy USA *	7,400	298,886
Noodles & Company *	3,100	132,277
		3,590,330
Consumer Staples - 9.0%
Church & Dwight	18,400	1,104,920
Crimson Wine Group *	5,970	57,014
Harris Teeter Supermarkets	9,700	477,143
Hillshire Brands	34,560	1,062,374
J & J Snack Foods	13,400	1,081,648
Lancaster Colony	23,000	1,800,670
Monster Beverage *	8,400	438,900
Orkla	81,600	594,367
PepsiCo	9,600	763,200
Wal-Mart Stores	10,500	776,580
		8,156,816
Containers & Packaging - 1.4%
Silgan Holdings	27,000	1,269,000

Diversified Financial Services - 10.2%
Citigroup	20,170	978,447
Franklin Resources	37,600	1,900,680
IntercontinentalExchange *	1,600	290,272
Invesco	85,900	2,740,210
Legg Mason	31,500	1,053,360
Leucadia National	54,500	1,484,580
PICO Holdings *	39,200	849,072
		9,296,621
Energy - 5.6%
Clayton Williams Energy *	10,900	571,923
Hess	35,200	2,722,368
Murphy Oil	29,600	1,785,472
		5,079,763
Healthcare - 5.3%
Haemonetics *	7,800	311,064
Invacare	31,000	535,370
Johnson & Johnson	9,000	780,210
Merck & Co.	18,948	902,114
Patterson Companies	24,300	976,860
Pfizer	23,200	666,072
WellPoint	7,500	627,075
		4,798,765
Industrials - 6.4%
Alliant Techsystems	7,600	741,456
Celadon Group	72,300	1,349,841
CIRCOR International	15,240	947,623
Landstar System	8,100	453,438
Northrop Grumman	7,800	743,028
Tyco International	34,500	1,206,810
Xylem	11,900	332,367
		5,774,563
Information Technology - 10.4%
Cadence Design Systems *	17,500	236,250
Cisco Systems	15,900	372,378
EMC	17,400	444,744
Global Cash Access Holdings *	84,600	660,726
Maxim Integrated Products	31,600	941,680
Microsoft	17,100	569,601
NetApp	28,900	1,231,718
Paychex	31,200	1,267,968
Symantec	59,500	1,472,625
Teradata *	3,500	194,040
VeriSign *	22,200	1,129,758
Xilinx	19,300	904,398
		9,425,886
Insurance - 15.9%
Arthur J. Gallagher	23,400	1,021,410
Aspen Insurance Holdings	33,600	1,219,344
Axis Capital Holdings	31,100	1,346,941
Catlin Group	86,227	676,471
Chubb	12,800	1,142,528
CNA Financial	51,900	1,981,542
Endurance Specialty Holdings	11,700	628,524
Infinity Property & Casualty	23,300	1,505,180
MetLife	12,500	586,875
Platinum Underwriters Holdings	30,300	1,809,819
Progressive	48,400	1,317,932
W.R. Berkley	11,500	492,890
XL Group	25,500	785,910
		14,515,366
Metals & Mining - 1.8%
Gold Fields - ADR	39,800	181,886
Kinross Gold	54,600	275,730
Newmont Mining	40,300	1,132,429
Sibanye Gold - ADR *	9,950	51,840
Victoria Gold *	96,500	11,590
		1,653,475
Paper & Forest Products - 1.1%
Deltic Timber	7,200	469,008
Domtar	7,200	571,824
		1,040,832
Real Estate - 1.5%
Forestar Group *	21,300	458,589
Howard Hughes *	3,300	370,821
Thomas Properties Group	74,700	501,984
		1,331,394
Utilities - 3.3%
Empire District Electric	23,500	509,010
NV Energy	14,900	351,789
Public Service Enterprise Group	25,000	823,250
TECO Energy	52,600	870,004
UIL Holdings	11,800	438,724
		2,992,777
Total Common Stocks
(Cost $67,120,088)		82,614,515

CONVERTIBLE BONDS - 0.7%	Par
Industrials - 0.4%
Alliant Techsystems
3.000%, 08/15/2024	$325,000	425,547

Real Estate - 0.3%
Forestar Group
3.750%, 03/01/2020	200,000	231,625
Total Convertible Bonds
(Cost $533,577)		657,172

SHORT-TERM INVESTMENT - 8.8%	Shares
Invesco Treasury Portfolio, 0.020% ^
(Cost $7,967,635)	7,967,635	7,967,635

Total Investments - 100.3%
(Cost $75,621,300)		91,239,322
Other Assets and Liabilities, Net - (0.3%)		(310,308)
Total Net Assets - 100.0%		$90,929,014

*	Non-income producing security
(a)
Illiquid Security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of September 30, 2013, the fair value of this investment was $112,960 or 0.1% of total net assets.  Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
AJS Bancorp	8,958	08/08-01/11	$119,698

^	Variable Rate Security - the rate shown is the annualized seven-day effective yield as of September 30, 2013.
ADR -American Depository Receipt

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2013, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$82,501,555	$112,960	$-	$82,614,515
Convertible Bonds	-	657,172	-	657,172
Short-Term Investment	7,967,635	-	-	7,967,635
Total Investments	$90,469,190	$770,132	$-	$91,239,322

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2013, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$36,384,435	$75,621,300

Gross unrealized appreciation	6,422,177	17,955,811
Gross unrealized depreciation	(3,848,206)	(2,337,789)
Net unrealized appreciation	$2,573,971	$15,618,022

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title) /s/ John D. Gillespie
 John D. Gillespie, President

Date 11/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
 John D. Gillespie, President

Date 11/22/2013

By (Signature and Title) /s/ Peter N. Perugini
 Peter N. Perugini, Treasurer

Date 11/22/2013